Costs And Estimated Earnings On Uncompleted Contracts	9 Months Ended
Sep. 30, 2011
Costs And Estimated Earnings On Uncompleted Contracts [Abstract]
Costs And Estimated Earnings On Uncompleted Contracts [Text Block]

The costs and estimated earnings on uncompleted contracts were as follows:

	September 30, 2011 (Unaudited)	December 31, 2010

Costs incurred on uncompleted contracts	$186,925,845	$$142,198,373
Estimated earnings on uncompleted contracts	74,924,669	63,591,599
Total	261,850,514	205,789,972
Less – billings to date	(231,626,282)	(181,244,358)

Costs and estimated earnings on uncompleted contracts, net of billings in excess of costs and estimated earnings on uncompleted contracts	$30,224,232	$24,545,614

The costs and estimated earnings on uncompleted contracts are included in the accompanying balance sheets under the following captions:

	September 30, 2011 (Unaudited)	December 31, 2010

Costs incurred on estimated earnings in excess of billings on uncompleted contracts	$44,045,758	$38,626,089
Billings in excess of costs and estimated earnings on uncompleted contracts	(13,821,526)	(14,080,475)

Total	$30,224,232	$24,545,614